(Loss) income per share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
(Loss) income per share

21.(Loss) income per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Numerator:
Net (loss) income	(192,100)	9,361
Net (profit) loss attributable to noncontrolling interests	(4,745)	97
Numerator for basic and diluted net (loss) income per share calculation	(196,845)	9,458
Denominator:
Weighted average number of ordinary shares	2,046,388,131	13,937,948,159
Denominator for basic and diluted net (loss) income per share calculation	2,046,388,131	13,937,948,159
Net (loss) income per ordinary share
—Basic and diluted	(0.10)	0.001

The potentially dilutive securities that have not been included in the calculation of diluted net (loss) income per share as their inclusion would be anti-dilutive or immaterial to the net (loss) income per share are as follows:

	As of June 30,
	2022	2023
Share options to employees	123,633,063	67,345,126
Total	123,633,063	67,345,126